Acquisitions, divestment of product rights and out-licensing - Summary of Purchase Price Allocation (Details) - USD ($) $ in Millions	4 Months Ended	9 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Sep. 02, 2025	Mar. 24, 2025	Jan. 16, 2025	Dec. 31, 2024	Sep. 30, 2024	Jul. 01, 2024
Disclosure of detailed information about business combination [line items]
Goodwill	$ 9,256	$ 9,256				$ 8,946
LumiThera, Inc.
Disclosure of detailed information about business combination [line items]
Deferred tax assets	9	9	$ 9
Inventories	3	3	5
Inventory, Measurement period adjustments	(2)
Trade receivables	2	2	2
Other current assets	1	1	1
Cash and cash equivalents	1	1	1
Deferred tax liabilities	(44)	(44)	(42)
Measurement period adjustments, Deferred tax liabilities	(2)
Trade payables	(2)	(2)	(2)
Provisions and other current liabilities	(2)	(2)	(3)
Measurement period adjustments, Provisions and other current liabilities	1
Net identifiable assets acquired	158	158	156
Net identifiable assets acquired, Measurement period adjustments	2
Goodwill recognised as of acquisition date			42
Measurement period adjustments, Goodwill	(4)
Goodwill	38	38	38
Net assets acquired as a result of business combination	196	196	198
Net assets acquired as a result of business combination, Measurement period adjustments	(2)
Cash paid at closing	125	125	126
Cash paid at closing, Measurement period adjustments	(1)
Cash expected to be paid after closing	1	1	2
Cash expected to be paid after closing, Measurement period adjustments	(1)
Contingent consideration	54	54	54
Previously-held investment in associated company	16	16	16
Total acquisition date fair value of consideration	196	196	198
Total acquisition date fair value of consideration, Measurement period adjustments	(2)
LumiThera, Inc. | Currently marketed products
Disclosure of detailed information about business combination [line items]
Intangible assets	190	190	$ 185
Measurement period adjustments, Intangible assets	5
Aurion Biotech, Inc
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	3	3		$ 3
Right-of-use assets	6	6		6
Deferred tax assets	40	40		43
Deferred tax assets, Measurement period adjustments		(3)
Other current assets	6	6		6
Cash and cash equivalents	26	26		26
Non-current lease liabilities	(4)	(4)		(4)
Non-current financial debts	(1)	(1)		(1)
Deferred tax liabilities	(202)	(202)		(212)
Measurement period adjustments, Deferred tax liabilities		10
Current financial debts	(34)	(34)		(34)
Current lease liabilities	(2)	(2)		(2)
Current income tax liabilities	(1)	(1)		(1)
Trade payables	(3)	(3)		(3)
Provisions and other current liabilities	(11)	(11)		(14)
Measurement period adjustments, Provisions and other current liabilities		3
Net identifiable assets acquired	708	708		743
Net identifiable assets acquired, Measurement period adjustments		(35)
Measurement period adjustments, Goodwill		35
Goodwill	175	175		140
Net assets acquired as a result of business combination	856	856		856
Non-controlling interests	(27)	(27)		(27)
Cash paid at closing	522	522		522
Previously-held investment in associated company	334	334		334
Total acquisition date fair value of consideration	856	856		856
Total acquisition date fair value of consideration				486
Aurion Biotech, Inc | Currently marketed products
Disclosure of detailed information about business combination [line items]
Intangible assets	65	65		105
Measurement period adjustments, Intangible assets		(40)
Aurion Biotech, Inc | Acquired in-process research & development
Disclosure of detailed information about business combination [line items]
Intangible assets	820	820		$ 825
Measurement period adjustments, Intangible assets		(5)
Cylite Pty Ltd.
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	1	1
Right-of-use assets	1	1
Inventories	1	1
Cash and cash equivalents	6	6
Other assets	1	1
Deferred tax liabilities	(11)	(11)
Lease liabilities	(1)	(1)
Trade payables	(1)	(1)
Provisions and other current liabilities	(1)	(1)
Net identifiable assets acquired	33	33
Goodwill	90	90			$ 90
Net assets acquired as a result of business combination	123	123
Cash paid at closing	78	78
Cash expected to be paid after closing	2	2
Previously-held FVOCI financial investment	11	11
Previously-held commercialization rights in intangible assets	9	9
Contingent consideration	9	9
Previously-held investment in associated company	14	14			$ 14
Total acquisition date fair value of consideration	123	123
Cylite Pty Ltd. | Currently marketed products
Disclosure of detailed information about business combination [line items]
Intangible assets	4	4
Cylite Pty Ltd. | Acquired in-process research & development
Disclosure of detailed information about business combination [line items]
Intangible assets	$ 33	$ 33
BELKIN Vision Ltd.
Disclosure of detailed information about business combination [line items]
Property, plant and equipment							$ 1
Deferred tax assets							6
Inventories							3
Cash and cash equivalents							3
Other current assets							2
Deferred tax liabilities							(17)
Provisions and other current liabilities							(1)
Net identifiable assets acquired							72
Goodwill							20	$ 20
Cash paid at closing							64
Cash expected to be paid after closing							2
Contingent consideration							6
Total acquisition date fair value of consideration							92
BELKIN Vision Ltd. | Currently marketed products
Disclosure of detailed information about business combination [line items]
Intangible assets							$ 75